Consolidated Statement of Cash Flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Cash Flows [Line Items]
Net income (loss)		€ 5,554		€ 2,595	€ 612
Cash flows from operating activities, Adjustments to reconcile net income to net cash provided by (used in) operating activities [Abstract]
Provision for credit losses		1,226		515	1,792
Restructuring activities		118		261	485
Gain on sale of financial assets at fair value through other comprehensive income, equity method investments and other		128		(276)	(665)
Impairment, depreciation and other amortization, and accretion		3,338		3,169	1,896
Share of net income from equity method investments		(129)		(197)	(103)
Deferred Income Taxes 2020, net				62
Deferred tax expense (benefit)		(894)		62	(302)
Income (loss) adjusted for noncash charges, credits and other items		9,104		6,129	3,716
Adjustments for net change in operating assets and liabilities [Abstract]
Interest-earning time deposits with central banks and banks		102		97	(1,202)
Central bank funds sold, securities purchased under resale agreements, securities borrowed		(3,046)		102	5,688
Non-Trading financial assets mandatory at fair value through profit and loss		1,511		(12,124)	8,597
Financial assets designated at fair value through profit or loss		(31)		309	(430)
Loans at amortized cost		(12,059)		(42,707)	(780)
Other assets		(459)		8,046	(11,743)
Deposits		19,191		34,625	(2,159)
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	(6,046)		11,144	(3,233)
Central bank funds purchased, securities sold under repurchase agreements, securities loaned		(187)		(3,249)	678
Other short-term borrowings		1,065		477	(1,638)
Other liabilities		12,377		(17,823)	7,030
Senior long-term debt	[2]	(17,019)		(6,191)	13,282
Trading assets and liabilities, positive and negative market values from derivative financial instruments, net		2,145		19,598	9,854
Other, net		(8,762)		(1,386)	3,075
Net cash provided by (used in) operating activities		(2,113)		(2,952)	30,735
Income taxes paid (received), net		1,288		1,031	805
Interest paid		9,286		5,769	7,062
Interest received		22,817		15,981	18,645
Dividend received		87		364	307
Cash flows from investing activities, Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income		15,450		52,131	38,325
Maturities of financial assets at fair value through other comprehensive income		21,557		21,424	32,964
Sale of debt securities held to collect at amortized cost		0		67	10,110
Maturities of debt securities held to collect at amortized cost		6,519		5,468	4,890
Sale of equity method investments		118		23	69
Sale of property and equipment		22		114	24
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income		(42,991)		(46,801)	(82,709)
Debt Securities held to collect at amortized cost		(16,696)		(7,166)	(4,011)
Equity method investments		(171)		(100)	(3)
Property and equipment		(337)		(550)	(512)
Net cash received in (paid for) business combinations/divestitures		439		(5)	5
Other, net		(1,086)		(1,010)	(1,045)
Net cash provided by (used in) investing activities		(17,175)		23,595	(1,892)
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt		2,716	[3]	1,146	1,684
Repayments and extinguishments of subordinated long-term debt		(90)	[3]	(42)	(1,168)
Issuances of trust preferred securities		0	[4]	0	0
Repayments and extinguishments of trust preferred securities		0	[4]	(504)	(676)
Principal portion of lease payments		(607)		(679)	(653)
Common shares issued		0		0	0
Purchases of treasury shares		(695)		(346)	(279)
Sale of treasury shares		0		35	76
Additional Equity Components (AT1) issued		2,000		2,500	1,153
Additional Equity Components (AT1) repaid		(1,750)
Purchases of Additional Equity Components (AT1)		(4,058)		(2,662)	(792)
Sale of Additional Equity Components (AT1)		4,074		2,642	798
Coupon on additional equity components, pre tax		(479)		(363)	(349)
Dividends paid to noncontrolling interests		(96)		(85)	(77)
Net change in noncontrolling interests		5		(13)	(28)
Cash dividends paid to Deutsche Bank shareholders		(406)		0	0
Net cash provided by (used in) financing activities		614		1,630	(311)
Net effect of exchange rate changes on cash and cash equivalents		4,354		1,345	(1,074)
Net increase (decrease) in cash and cash equivalents		(14,320)		23,618	27,458
Cash and cash equivalents at beginning of period		179,946		156,328	128,869
Cash and cash equivalents at end of period		165,626		179,946	156,328
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)	[5]	159,876		174,089	149,323
Interbank balances (w/o central banks)		5,749		5,857	7,006
Cash and cash equivalents		€ 165,626		€ 179,946	€ 156,328

[1]	Included are senior long-term debt issuances of € 2.5 billion and € 1.3 billion and repayments and extinguishments of € 738 million and € 1.0 billion through December 31, 2022 and December 31, 2021, respectively
[2]	Included are issuances of € 36.4 billion and € 33.6 billion and repayments and extinguishments of € 44.2 billion and € 39.5 billion through December 31, 2022 and December 31, 2021, respectively.
[3]	Non-cash changes for Subordinated Long Term Debt are € (141) million in total and mainly driven by Fair Value changes of € (464) million and Foreign Exchange movements of € 321 million.
[4]	Non-cash changes for Trust Preferred Securities are € (28) million in total and mainly driven by Fair Value changes of € (33) million
[5]	Not included: Interest-earning time deposits with banks of € 1.4 billion as of December 31, 2022, € 1.5 billion as of December 31, 2021 and € 2.1 billion as of December 31, 2020.